EMPLOYEE BENEFITS (Details) - Schedule of sensitivity analysis for the variables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	$ (4,576)	$ (7,257)
Change in the accrued liability an closing for decrease of 100 p.b.	5,244	5,365
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,946	4,989
Change in the accrued liability an closing for decrease of 100 p.b.	$ (4,678)	$ (7,159)